INVENTORIES	12 Months Ended
Dec. 31, 2015
INVENTORIES [Abstract]
INVENTORIES

NOTE 6 - INVENTORIES

	December 31
	2015	2014

	U.S. dollars in thousands
Raw materials and supplies	$12,927	$12,240
In-process inventories	6,379	6,644
Finished goods	2,509	2,688
	$21,815	$21,572